Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$74	1.22%
¹Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 141,000,000
Holdings Count | Holdings	156
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$141
Number of Holdings	156
Portfolio Turnover Rate	22%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Lincoln Educational Services	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.3
Lindblad Expeditions Holdings	1.3
Digi International	1.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$90	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.49%	[2]
Net Assets	$ 141,000,000
Holdings Count | Holdings	156
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$141
Number of Holdings	156
Portfolio Turnover Rate	22%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Lincoln Educational Services	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.3
Lindblad Expeditions Holdings	1.3
Digi International	1.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund-Small-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCPFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$67	1.23%
[1]Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%	[3]
Net Assets	$ 187,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26
Fund Size (Millions)	$187
Number of Holdings	79
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	2.0
Unity Bancorp	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund-Small-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Capital Fund—Small-Cap Portfolio—Service Class	$78	1.42%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.42%	[4]
Net Assets	$ 187,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/26.
Fund Size (Millions)	$187
Number of Holdings	79
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	2.0
Unity Bancorp	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized